Financial Instruments (Details 2) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	$ 2,688	$ 2,480
Financial risk [member] | Increase 3% Effect on Pre-tax profit
Disclosure of detailed information about financial instruments [line items]
Loans to investees and non-controlling interests	1,356
Loans from banks and other financial institutions	(24,831)	(22,625)
Loans to non-controlling interests		183
Loans from non-controlling interests	(43)	(35)
Other financial liabilities	(81)	(74)
Financial assets (liabilities) due to change in the index rate	(23,599)	(22,551)
Financial risk [member] | Carrying Value [Member]
Disclosure of detailed information about financial instruments [line items]
Loans to investees and non-controlling interests	45,184
Loans from banks and other financial institutions	(827,684)	(754,163)
Loans to non-controlling interests		6,115
Loans from non-controlling interests	(1,441)	(1,173)
Other financial liabilities	(2,687)	(2,480)
Financial assets (liabilities) due to change in the index rate	(786,628)	(751,701)
Financial risk [member] | Decrease 3% Effect on Pre-tax profit
Disclosure of detailed information about financial instruments [line items]
Loans to investees and non-controlling interests	(1,356)
Loans from banks and other financial institutions	24,831	22,625
Loans to non-controlling interests		(183)
Loans from non-controlling interests	43	35
Other financial liabilities	81	74
Financial assets (liabilities) due to change in the index rate	$ 23,599	$ 20,551